Net Loss Per Share (Details) - Schedule of basic and diluted loss per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (20,159)	$ (27,986)	$ (39,070)	$ (49,689)
Denominator:
Weighted average shares - for basic and diluted net loss per share	64,908	54,917	61,796	54,733
Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$ (0.31)	$ (0.51)	$ (0.63)	$ (0.91)